UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05021

BNY Mellon Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/20

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Short-Intermediate Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Short-Intermediate Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Short-Intermediate Municipal Bond Fund, covering the six-month period from April 1, 2020 through September 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Emergency reductions in the federal funds rate in March 2020, combined with a rapid response by Congress, helped equity markets begin to recover early in the reporting period. Progress in containing the COVID-19 virus, as well as the easing of lockdowns in various states, also supported stocks, which generally posted strong returns. Other central banks and governments also enacted emergency stimulus measures to support their economies, and global equity valuations began to rebound, trending upward for the next few months. But uncertainties about the length of economic shutdowns, the U.S. presidential election, the timing of additional fiscal stimulus and the possibility of a second viral wave contributed to market volatility late in the period.

Actions by the U.S. Federal Reserve (the “Fed”) and by Congress were also critical in restoring calm to fixed-income markets. When COVID-19 first emerged, a flight to quality ensued, causing Treasury rates to plummet and credit spreads to widen; policy measures by the Fed, including relaunching certain asset purchase programs developed during the 2008-09 global financial crisis, helped markets begin to recover. Combined with a resurgence of economic activity and the Fed’s commitment to a “lower-for-longer” rate policy, these steps enabled some market segments to post year-to-date gains.

We believe that while the near-term outlook for the U.S. has improved, challenges remain. Much will depend on the progress in containing the COVID-19 virus and on the ongoing policy responses of the Fed and the government, which we are confident will support continued economic growth. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
October 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from April 1, 2020 through September 30, 2020, as provided by Thomas Casey and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2020, BNY Mellon Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of 2.39%, Class D shares returned 2.39%, Class I shares returned 2.52% and Class Y shares returned 2.45%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays Municipal Bond: 3 Year Index (2-4) (the “Index”), which is not subject to fees and expenses like a mutual fund, produced a total return of 3.01% for the same period.2

Municipal bonds experienced moderate performance during the reporting period amid steady demand, improving economic fundamentals, declining interest rates and the COVID-19 crisis. The fund slightly underperformed the Index, largely because the fund includes a range of securities, including those of shorter duration than the Index, and because longer duration securities performed well as interest rates came down during the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal personal income tax. The fund invests only in municipal bonds rated investment grade or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. at the time of purchase. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities and minimizing the use of interest-rate forecasting. The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. They also actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Policy Support and Economic Recovery Aid Market Recovery

The municipal bond market recovered from unprecedented volatility prior to the reporting period, as the COVID-19 virus spread, and government shutdowns caused the economy to slow dramatically. Yields on municipal bonds had reached record lows when the pandemic hit, but large outflows from municipal bond mutual funds, combined with illiquidity, caused yields to soar before the market recovered later in the reporting period.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In addition to two emergency interest-rate cuts in March 2020, the Federal Reserve (the “Fed”) also launched a $500 billion Municipal Liquidity Facility (MLF) to purchase short-term municipal securities. This, combined with the $2 trillion Coronavirus Aid, Relief, and Economic Security (CARES) Act, dramatically changed investor sentiment, which helped the municipal bond market to bounce back relatively quickly.

While new issuance dried up during the height of the crisis in the first quarter of 2020, it rebounded along with the market, as issuers sought to take advantage of record-low funding costs. Much of the new issuance was in taxable bonds, as low yields have made taxable issuance attractive. Toward the end of the reporting period, new issuance increased as state and local governments sought to avoid the uncertainty associated with the election.

Given the pandemic and its economic fallout, lower-risk bonds outperformed, including general obligation bonds as well as AAA and AA rated bonds. In addition, the investment-grade market outperformed the high-yield market. Demand remained strong late in the period, as both retail and institutional investors continued to find the yields attractive.

Lower Duration Hindered Results

The fund’s performance versus the Index was hindered primarily by the composition of the Index, which focuses on securities with maturities of two to four years. The fund’s investments include those as well as those of shorter duration. So, relative to the Index, the fund was underweight duration, and as interest rates came down, longer duration securities outperformed those of shorter duration.

On a more positive note, the fund’s exposure to BBB rated bonds, which have higher yields than those of higher-rated bonds, contributed positively to performance, as yield played a larger role in returns than did price appreciation. In addition, the fund’s underweight to revenue bonds, especially in the hospital and transportation sectors, contributed positively to returns. These sectors were particularly hurt by the impact of the pandemic. The fund did not make use of derivatives during the reporting period.

Relief Programs, Improved Economy and Strong Demand Support Municipal Market

In the wake of the recent turmoil, the market has experienced a return to more normal levels of volatility. In the short term, volatility may return, given uncertainties surrounding the election, but we anticipate that over the medium term, interest rates are likely to remain lower for longer, as the Fed has indicated.

In addition, we do not believe the market is dependent on the relief package being considered in Congress. The MLF established by the Fed has served to calm markets and should be sufficient to aid state and local governments that are in need, and we do not anticipate an inordinate number of defaults. We believe the market will continue to benefit from ongoing economic recovery, which should result in improved finances among state and local issuers. The market has also been supported by strong demand, as flows into municipal bond mutual funds have been positive, and we anticipate that this will continue.

October 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares. Class D, I and Y shares are not subject to any initial or deferred sales charge. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect until July 31, 2021, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The Bloomberg Barclays Municipal Bond: 3 Year Index (2-4) covers the U.S. dollar-denominated, 2-4 year tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Short-Intermediate Municipal Bond Fund from April 1, 2020 to September 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended September 30, 2020

	Class A	Class D	Class I	Class Y
Expense paid per $1,000†	$3.25	$2.49	$1.98	$1.98
Ending value (after expenses)	$1,023.90	$1,023.90	$1,025.20	$1,024.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended September 30, 2020

	Class A	Class D	Class I	Class Y
Expense paid per $1,000†	$3.24	$2.48	$1.98	$1.98
Ending value (after expenses)	$1,021.86	$1,022.61	$1,023.11	$1,023.11

†  Expenses are equal to the fund’s annualized expense ratio of .64% for Class A, .49% for Class D, .39% for Class I and .39% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6%
Alabama - 1.2%
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	1,200,000	1,396,968
Jefferson County, GO, Refunding, Ser. A	5.00	4/1/2022	1,800,000	1,927,692
				3,324,660
Arizona - 3.3%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2025	5,000,000	6,140,300
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Public Service Co. of New Mexico)	1.05	6/1/2022	1,000,000	1,003,770
Maricopa County Unified School District No. 4, GO, Ser. A	5.00	7/1/2025	1,840,000	2,240,586
				9,384,656
California - 4.7%
California, GO, Refunding	5.00	4/1/2025	1,000,000	1,208,240
California, GO, Refunding	5.00	4/1/2024	1,500,000	1,747,050
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	400,000	464,948
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	500,000	600,520
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (California Academy of Sciences Project) Ser. B, 1 Month LIBOR x.7 +.38%	0.48	8/1/2021	2,280,000	[a] 2,272,522
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,625,000	2,770,740
Golden Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2021	2,700,000	2,781,702
Port of Los Angeles, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2021	1,400,000	1,451,310
				13,297,032
Colorado - 2.1%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2024	2,145,000	2,449,461

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Colorado - 2.1% (continued)
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2022	3,000,000	3,272,610
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	130,000	152,000
				5,874,071
Connecticut - 2.0%
Connecticut, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2021	2,000,000	2,087,600
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2025	850,000	1,023,545
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2025	1,000,000	1,196,140
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2024	1,140,000	1,303,761
				5,611,046
District of Columbia - 2.3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2022	4,635,000	5,040,238
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,200,000	1,304,916
				6,345,154
Florida - 4.0%
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2022	1,750,000	1,888,722
Hillsborough County Solid Waste & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2021	1,240,000	1,292,911
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2024	3,000,000	3,281,730
Lee County Solid Waste System, Revenue Bonds, Refunding	5.00	10/1/2021	3,150,000	3,280,504
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2021	1,500,000	1,564,725
				11,308,592
Georgia - 1.8%
Clarke County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Project) Ser. A	5.00	7/1/2021	2,000,000	2,066,720

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Georgia - 1.8% (continued)
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	4.00	1/1/2021	2,000,000	2,017,620
Savannah Economic Development Authority, Revenue Bonds, Refunding (International Paper Co.)	1.90	8/1/2024	1,000,000	1,038,720
				5,123,060
Illinois - 9.7%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2023	1,000,000	1,121,060
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2022	1,200,000	1,300,572
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2021	1,315,000	1,377,068
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2020	1,850,000	1,864,097
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2021	1,795,000	1,814,242
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2025	1,000,000	1,112,760
Illinois Finance Authority, Revenue Bonds (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,000,000	2,303,500
Illinois Finance Authority, Revenue Bonds, Refunding (OFS Healthcare System Obligated Group) Ser. A	5.00	11/15/2020	2,405,000	2,416,833
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	1,500,000	1,769,910
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2021	4,800,000	5,057,280
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2020	1,000,000	1,007,570
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	3,220,000	3,454,899
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000	1,148,670
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. C	5.00	4/1/2025	1,470,000	1,527,433
				27,275,894

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Indiana - 6.9%
Indiana Finance Authority, Revenue Bonds (Green Bond)	5.00	2/1/2024	1,025,000	1,187,647
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	3,000,000	3,294,510
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2021	1,000,000	1,048,210
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2022	1,135,000	1,241,985
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	10/1/2024	865,000	984,119
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	11/1/2024	800,000	912,224
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	11/1/2025	1,295,000	1,512,961
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Refunding (Indianapolis Airport Authority Project) Ser. A1	5.00	1/1/2021	3,870,000	3,908,855
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	5,000,000	5,455,250
				19,545,761
Louisiana - 1.7%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2025	1,000,000	1,198,280
Louisiana Offshore Terminal Authority, Revenue Bonds, Refunding (Loop LLC Project)	1.65	12/1/2023	2,500,000	2,511,850
Parish of St. John the Baptist, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.10	7/1/2024	1,000,000	1,006,470
				4,716,600
Maine - .4%
Maine Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	12/1/2024	1,000,000	1,148,290

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Maryland - 3.8%
Baltimore, Revenue Bonds, Refunding (Convention Center Hotel Project)	5.00	9/1/2021	1,000,000	965,650
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B	5.00	7/1/2022	1,600,000	1,721,584
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B1	5.00	7/1/2025	4,000,000	4,708,720
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2023	2,990,000	3,288,791
				10,684,745
Massachusetts - 2.8%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2024	1,580,000	1,873,801
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2021	750,000	771,293
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2022	2,770,000	2,980,492
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,950,000	2,310,789
				7,936,375
Michigan - 1.8%
Michigan Finance Authority, Revenue Bonds, Refunding (Henry Ford Health System Obligated Group)	5.00	11/15/2021	1,125,000	1,179,877
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2024	2,000,000	2,264,840
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Healthcare System Obligated Group)	5.00	7/1/2025	625,000	748,019
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Healthcare System Obligated Group)	5.00	7/1/2024	715,000	828,499
				5,021,235

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Minnesota - .5%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	150,000	177,129
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000	1,172,600
				1,349,729
Missouri - .4%
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2020	1,070,000	1,075,725
Nebraska - 1.1%
University of Nebraska Facilities Corp., Revenue Bonds, Ser. A	5.00	2/15/2024	2,670,000	3,094,450
Nevada - 2.8%
Clark County, GO, Refunding, Ser. A	5.00	11/1/2021	1,600,000	1,684,288
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2025	1,300,000	1,437,046
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2022	1,050,000	1,131,312
Clark County School District, GO, Refunding, Ser. D	5.00	6/15/2021	3,500,000	3,612,350
				7,864,996
New Jersey - 5.2%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2021	1,300,000	1,336,868
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2021	2,190,000	2,252,174
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2021	2,430,000	2,540,079
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 2015-1A	5.00	12/1/2020	3,000,000	3,019,440
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2021	1,410,000	1,431,855
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	2,500,000	2,870,850
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	1,040,000	1,154,889
				14,606,155

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New York - 7.3%
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	1,710,000	1,764,139
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2022	790,000	819,665
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. F	5.00	11/15/2021	1,000,000	1,020,920
New York City, GO, Refunding, Ser. A1	5.00	8/1/2025	2,000,000	2,420,980
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2025	1,450,000	1,771,015
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2023	3,425,000	3,823,327
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2025	1,500,000	1,798,635
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	5.00	3/15/2025	2,000,000	2,403,160
Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Texaco Project) Ser. 195th	5.00	10/1/2021	2,500,000	2,613,575
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 202nd	5.00	10/15/2021	2,000,000	2,094,380
				20,529,796
Ohio - 3.7%
Cincinnati Water System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	1,020,000	1,221,175
Franklin County, Revenue Bonds, Refunding (OhioHealth Obligated Group)	5.00	5/15/2021	1,275,000	1,310,266
Ohio, Revenue Bonds, Ser. 2019-1	5.00	12/15/2024	1,500,000	1,792,125
Sycamore Community School District, GO, Refunding	4.00	12/1/2025	2,845,000	3,366,375
Sycamore Community School District, GO, Refunding	4.00	12/1/2024	2,415,000	2,781,525
				10,471,466
Oklahoma - .4%
Oklahoma Development Finance Authority, Revenue Bonds (Gilcrease Developers)	1.63	7/6/2023	1,000,000	999,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Pennsylvania - 8.2%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2024	2,000,000		2,286,480
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2023	1,000,000		1,118,140
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000		1,220,880
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	0.53	9/1/2022	5,000,000	[a]	4,969,650
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. C, 6 Month MUNIPSA +.72%	0.83	9/1/2023	2,000,000	[a]	1,999,360
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	2,500,000		2,613,000
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	2/1/2022	1,665,000		1,763,768
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2028	185,000		248,237
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2021	2,135,000		2,192,496
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2024	2,000,000		2,326,520
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	10/1/2021	1,200,000		1,253,652
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2022	1,000,000		1,073,940
				23,066,123
Rhode Island - .8%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Lifespan Obligation Group)	5.00	5/15/2021	2,250,000		2,301,862

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Tennessee - 1.8%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2021	2,000,000	2,085,760
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. C	5.00	2/1/2021	2,905,000	2,947,703
				5,033,463
Texas - 11.8%
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2025	685,000	785,633
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2024	600,000	670,518
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2021	1,000,000	1,011,300
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2022	1,600,000	1,712,768
Denton Utility System, Revenue Bonds	5.00	12/1/2021	1,250,000	1,320,475
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	5,000,000	5,485,150
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2020	1,000,000	1,003,610
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	5.00	5/15/2024	1,040,000	1,208,761
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	2,910,000	3,080,875
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2021	1,000,000	1,011,650
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	2,500,000	2,951,000
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	3,500,000	3,692,710
Tarrant County College District, GO	5.00	8/15/2025	4,180,000	5,118,034
Texas, GO	5.00	8/1/2021	4,115,000	4,277,419
				33,329,903
Utah - 1.2%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2022	2,000,000	2,147,980
Utah, GO, Ser. B	5.00	7/1/2025	1,000,000	1,224,580
				3,372,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Virginia - 1.8%
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding (Inova Health System Project) Ser. A	5.00	5/15/2021	1,000,000	1,028,620
Roanoke Economic Development Authority, Revenue Bonds, Refunding (Carilion Clinic Obligated Group) Ser. A	5.00	7/1/2024	1,000,000	1,155,120
Virginia Public School Authority, Revenue Bonds, Ser. VIII	5.00	4/15/2025	2,500,000	3,030,975
				5,214,715
Washington - 2.0%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	2,000,000	2,114,500
Port of Seattle, Revenue Bonds	5.00	4/1/2024	2,000,000	2,291,700
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B1	5.00	8/1/2024	1,040,000	1,173,879
				5,580,079
Wisconsin - .1%
Wisconsin Department of Transportation, Revenue Bonds, Refunding, Ser. 1	5.00	7/1/2022	330,000	[b] 357,855
Total Long-Term Municipal Investments (cost $269,287,701)			274,845,358

Short-Term Municipal Investments - 1.4%
New York - 1.4%
Erie County, RAN	3.00	6/24/2021	3,000,000	3,057,060
New York State Dormitory Authority, RAN, Ser. B	5.00	3/31/2021	1,000,000	1,024,080
Total Short-Term Municipal Investments (cost $4,076,412)			4,081,140
Total Investments (cost $273,364,113)			99.0%	278,926,498
Cash and Receivables (Net)			1.0%	2,789,675
Net Assets			100.0%	281,716,173

a Variable rate security—rate shown is the interest rate in effect at period end.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Transportation	15.0
Medical	13.9
General	12.1
General Obligation	10.4
Development	7.4
School District	6.9
Airport	6.8
Education	5.6
Tobacco Settlement	4.4
Power	4.1
Student Loan	2.9
Water	2.2
Facilities	1.8
Pollution	1.6
Bond Bank	1.4
Single Family Housing	.9
Utilities	.9
Nursing Homes	.6
Prerefunded	.1
99.0

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	U.S. T-Bill	U.S. Treasury Bill Money Market Yield
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	273,364,113	278,926,498
Cash		1,468,606
Interest receivable		3,603,877
Receivable for shares of Beneficial Interest subscribed		245,114
Prepaid expenses		35,400
		284,279,495
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		93,666
Payable for investment securities purchased		2,294,640
Payable for shares of Beneficial Interest redeemed		110,415
Trustees’ fees and expenses payable		1,705
Other accrued expenses		62,896
		2,563,322
Net Assets ($)		281,716,173
Composition of Net Assets ($):
Paid-in capital		277,213,030
Total distributable earnings (loss)		4,503,143
Net Assets ($)		281,716,173

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	33,360,957	179,643,909	68,695,280	16,027
Shares Outstanding	2,537,543	13,667,772	5,225,154	1,222.41
Net Asset Value Per Share ($)	13.15	13.14	13.15	13.11

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2020 (Unaudited)

Investment Income ($):
Interest Income	2,420,176
Expenses:
Management fee—Note 3(a)	433,764
Shareholder servicing costs—Note 3(c)	97,475
Service plan fees—Note 3(b)	92,110
Professional fees	47,376
Registration fees	35,466
Trustees’ fees and expenses—Note 3(d)	12,348
Prospectus and shareholders’ reports	10,677
Chief Compliance Officer fees—Note 3(c)	6,771
Custodian fees—Note 3(c)	3,018
Loan commitment fees—Note 2	3,017
Miscellaneous	21,735
Total Expenses	763,757
Less—reduction in expenses due to undertaking—Note 3(a)	(65,673)
Less—reduction in fees due to earnings credits—Note 3(c)	(3,018)
Net Expenses	695,066
Investment Income—Net	1,725,110
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,326
Net change in unrealized appreciation (depreciation) on investments	5,126,212
Net Realized and Unrealized Gain (Loss) on Investments	5,132,538
Net Increase in Net Assets Resulting from Operations	6,857,648

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Operations ($):
Investment income—net	1,725,110	3,969,378
Net realized gain (loss) on investments	6,326	313,233
Net change in unrealized appreciation (depreciation) on investments	5,126,212	(441,957)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,857,648	3,840,654
Distributions ($):
Distributions to shareholders:
Class A	(161,244)	(267,934)
Class D	(1,093,256)	(2,683,978)
Class I	(470,175)	(1,017,465)
Class Y	(102)	(33)
Total Distributions	(1,724,777)	(3,969,410)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	9,463,986	17,375,297
Class D	12,300,029	24,519,229
Class I	22,911,906	31,179,895
Class Y	-	14,875
Distributions reinvested:
Class A	150,559	242,513
Class D	1,000,904	2,475,675
Class I	466,963	1,015,449
Class Y	96	17
Cost of shares redeemed:
Class A	(6,883,278)	(6,871,206)
Class D	(19,683,483)	(42,790,505)
Class I	(25,623,285)	(32,562,706)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(5,895,603)	(5,401,467)
Total Increase (Decrease) in Net Assets	(762,732)	(5,530,223)
Net Assets ($):
Beginning of Period	282,478,905	288,009,128
End of Period	281,716,173	282,478,905

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Capital Share Transactions (Shares):
Class A
Shares sold	725,440	1,334,366
Shares issued for distributions reinvested	11,515	18,652
Shares redeemed	(529,412)	(530,220)
Net Increase (Decrease) in Shares Outstanding	207,543	822,798
Class Da
Shares sold	942,136	1,885,378
Shares issued for distributions reinvested	76,593	190,518
Shares redeemed	(1,503,826)	(3,303,982)
Net Increase (Decrease) in Shares Outstanding	(485,097)	(1,228,086)
Class Ia
Shares sold	1,758,943	2,400,207
Shares issued for distributions reinvested	35,715	78,118
Shares redeemed	(1,964,251)	(2,509,308)
Net Increase (Decrease) in Shares Outstanding	(169,593)	(30,983)
Class Y
Shares sold	-	1,138
Shares issued for distributions reinvested	7	1
Net Increase (Decrease) in Shares Outstanding	7	1,139

[a] During the period ended September 30, 2019, 30,089 Class D shares representing $389,709 were exchanged for 30,089 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2020		Year Ended March 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.91	12.91	12.79	12.92	13.03	13.02
Investment Operations:
Investment income—net[a]	.07	.16	.15	.12	.09	.08
Net realized and unrealized gain (loss) on investments	.24	.01	.12	(.13)	(.10)	.04
Total from Investment Operations	.31	.17	.27	(.01)	(.01)	.12
Distributions:
Dividends from investment income—net	(.07)	(.17)	(.15)	(.12)	(.09)	(.08)
Dividends from net realized gain on investments	-	-	-	-	(.01)	(.03)
Total Distributions	(.07)	(.17)	(.15)	(.12)	(.10)	(.11)
Net asset value, end of period	13.15	12.91	12.91	12.79	12.92	13.03
Total Return (%)[b]	2.39[c]	1.29	2.16	(.06)	(.05)	.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[d]	.68	.66	.67	.86	.86
Ratio of net expenses to average net assets	.64[d]	.64	.64	.65	.74	.74
Ratio of net investment income to average net assets	1.03[d]	1.27	1.19	.95	.70	.61
Portfolio Turnover Rate	12.09[c]	47.12	17.10	13.40	33.17	20.92
Net Assets, end of period ($ x 1,000)	33,361	30,087	19,457	43,209	58,714	68,148

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2020		Year Ended March 31,
Class D Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.91	12.91	12.78	12.91	13.03	13.02
Investment Operations:
Investment income—net[a]	.08	.18	.17	.14	.11	.10
Net realized and unrealized gain (loss) on investments	.23	.01	.13	(.13)	(.11)	.04
Total from Investment Operations	.31	.19	.30	.01	-	.14
Distributions:
Dividends from investment income—net	(.08)	(.19)	(.17)	(.14)	(.11)	(.10)
Dividends from net realized gain on investments	-	-	-	-	(.01)	(.03)
Total Distributions	(.08)	(.19)	(.17)	(.14)	(.12)	(.13)
Net asset value, end of period	13.14	12.91	12.91	12.78	12.91	13.03
Total Return (%)	2.39[b]	1.44	2.40	.08	.02	1.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53[c]	.53	.51	.54	.73	.72
Ratio of net expenses to average net assets	.49[c]	.49	.49	.50	.59	.59
Ratio of net investment income to average net assets	1.19[c]	1.43	1.36	1.10	.85	.75
Portfolio Turnover Rate	12.09[b]	47.12	17.10	13.40	33.17	20.92
Net Assets, end of period ($ x 1,000)	179,644	182,713	198,508	230,789	272,003	307,975

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
September 30, 2020		Year Ended March 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.91	12.91	12.79	12.92	13.03	13.02
Investment Operations:
Investment income—net[a]	.08	.20	.18	.15	.12	.11
Net realized and unrealized gain (loss) on investments	.24	-	.13	(.13)	(.10)	.04
Total from Investment Operations	.32	.20	.31	.02	.02	.15
Distributions:
Dividends from investment income—net	(.08)	(.20)	(.19)	(.15)	(.12)	(.11)
Dividends from net realized gain on investments	-	-	-	-	(.01)	(.03)
Total Distributions	(.08)	(.20)	(.19)	(.15)	(.13)	(.14)
Net asset value, end of period	13.15	12.91	12.91	12.79	12.92	13.03
Total Return (%)	2.52[b]	1.54	2.41	.18	.20	1.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47[c]	.49	.43	.46	.63	.64
Ratio of net expenses to average net assets	.39[c]	.39	.39	.40	.49	.49
Ratio of net investment income to average net assets	1.28[c]	1.53	1.44	1.20	.96	.85
Portfolio Turnover Rate	12.09[b]	47.12	17.10	13.40	33.17	20.92
Net Assets, end of period ($ x 1,000)	68,695	69,664	70,043	103,960	157,049	136,235

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2020		Year Ended March 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.88	12.87	12.79	12.92	13.03	13.02
Investment Operations:
Investment income—net[a]	.08	.20	.19	.16	.12	.11
Net realized and unrealized gain (loss) on investments	.23	.01	.08	(.14)	(.10)	.04
Total from Investment Operations	.31	.21	.27	.02	.02	.15
Distributions:
Dividends from investment income—net	(.08)	(.20)	(.19)	(.15)	(.12)	(.11)
Dividends from net realized gain on investments	-	-	-	-	(.01)	(.03)
Total Distributions	(.08)	(.20)	(.19)	(.15)	(.13)	(.14)
Net asset value, end of period	13.11	12.88	12.87	12.79	12.92	13.03
Total Return (%)	2.45[b]	1.64	2.10	.19	.20	1.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[c]	1.99	.65	.54	.71	.65
Ratio of net expenses to average net assets	.39[c]	.39	.39	.40	.49	.49
Ratio of net investment income to average net assets	1.28[c]	1.54	1.51	1.20	.95	.85
Portfolio Turnover Rate	12.09[b]	47.12	17.10	13.40	33.17	20.92
Net Assets, end of period ($ x 1,000)	16	16	1	34	55	70

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Short-Intermediate Municipal Bond Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class D shares are sold at net asset value per share directly by the Adviser and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund does not anticipate recognizing any loss related to these arrangements.

As of September 30, 2020, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 76 Class Y shares of the fund.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	–	278,926,498	–	278,926,498

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The use of the London Interbank Offered Rate (“LIBOR”) is expected to be phased out by the end of 2021. LIBOR may be used as a reference rate for certain financial instruments invested in by the fund. At this time we are currently evaluating the impact of the LIBOR transition and continue to monitor the efforts of various parties, including government agencies, seeking to identify an alternative rate to replace LIBOR.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-

exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,065,930 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2020. The fund has $280,627 short-term capital losses and $785,303 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2020 was as follows: tax-exempt income $3,969,410. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from April 1, 2020 through July 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .39% of the value of the fund’s average daily net assets. On or after July 31, 2021, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $65,673 during the period ended September 30, 2020.

During the period ended September 30, 2020, the Distributor retained $980 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of shares owned by shareholders with whom the Service Agent has a servicing relationship or for whom the Service Agent is the dealer or holder of record and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Pursuant to the Plan, Class D shares bear (i) the costs of preparing, printing and distributing prospectuses and statements of additional information used other than for regulatory purposes or distribution to existing shareholders, and (ii) the costs associated with implementing and operating the Plan (such as costs of printing and mailing service agreements), the aggregate of such amounts not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the value of its average daily net assets for any full fiscal year. During the period ended September 30, 2020, Class D shares were charged $92,110 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2020, Class A shares were charged $39,048, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2020, the fund was charged $18,889 for transfer agency services These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2020, the fund was charged $3,018 pursuant to the custody agreement. These fees were offset by earnings credits of $3,018.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended September 30, 2020, the fund was charged $942 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended September 30, 2020, the fund was charged $6,771 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $70,355, Service Plan fees of $15,010, Shareholder Services Plan fees of $6,669, custodian fees of $1,926, Chief Compliance Officer fees of $3,410 and transfer agency fees of $6,645, which are offset against expense reimbursement currently in effect in the amount of $10,349.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2020, amounted to $33,402,678 and $34,510,218, respectively.

At September 30, 2020, accumulated net unrealized appreciation on investments was $5,562,385, consisting of $5,799,619 gross unrealized appreciation and $237,234 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 20-21, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional short municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional short municipal debt funds (the “Performance Universe”), all for various periods ended May 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional short municipal debt funds, excluding outliers (the “Expense Universe”),

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for the one-, two- and ten-year periods and below the median for all other periods and above the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was above the Performance Group median for four of the ten one-year periods ended May 31st and above the Performance Universe median for nine of the ten one-year periods ended May 31. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were higher than the Expense Group median total expenses and lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until July 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.39% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited) (continued)

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

This page intentionally left blank.

For More Information

BNY Mellon Short-Intermediate Municipal Bond Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DMBAX Class D: DSIBX Class I: DIMIX Class Y: DMYBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 6219SA0920

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Short-Intermediate Municipal Bond Fund

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      November 23, 2020

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      November 23, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)